CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) [Abstract]
Net income/(loss) after tax	$ (21,032)	$ 50,672	$ (8,612)	$ 258,654
Items that may be reclassified subsequently to income statement:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	(96)	72	(96)	(26)
Total	(96)	72	(96)	(26)
Other comprehensive income/(loss)	(96)	72	(96)	(26)
Total comprehensive income/(loss) for the period	(21,127)	50,743	(8,708)	258,627
Attributable to the owners of non-controlling interest	3	3	9	7
Attributable to the owners of parent	$ (21,131)	$ 50,740	$ (8,717)	$ 258,621